Equity (Details) - Schedule of RSUs and PSUs activity - $ / shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(54,569)
Restricted And Phantom Share Units Member
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	4,475,973	3,842,232
Granted, Number of RSUs and PSUs	1,867,931
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	1,020,493
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(213,697)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 18.83	$ 17.95
Granted, Weighted Average Grant Date Fair Value	11.77
Vested, Weighted Average Grant Date Fair Value	19.12
Forfeited, Weighted Average Grant Date Fair Value	$ 19.14